Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operation lease expiration	expire through October 2021.
Rent expense	$ 145,844	$ 242,117	$ 416,000	$ 384,000
Operating lease agreements expiration	The Termination Agreement provides that the original lease agreement dated July 17, 2014 (the “Lease”) will terminate on June 30, 2017 rather than October 30, 2020.		operating lease agreements which expire through October 2020.
Minimum [Member]
Monthly lease payments	$ 1,802		$ 1,300
Maximum [Member]
Monthly lease payments	$ 6,400		$ 24,000